Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
May 12, 2021 and November 4, 2021 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased			96,196,900
Total purchase price for repurchase of shares			¥ 400,000
March 23, 2022 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased		44,114,900	2,111,000
Total purchase price for repurchase of shares		¥ 95,392	¥ 4,607
May 11, 2022 and November 1, 2022 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased		169,429,000
Total purchase price for repurchase of shares		¥ 335,685
May 10, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased	64,590,700
Total purchase price for repurchase of shares	¥ 150,000
November 1, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased	26,880,600
Total purchase price for repurchase of shares	¥ 81,037